PGIM S&P 500 Max Buffer ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 103.9%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $37,701)(wb)	37,701	$37,701
Options Purchased*~ 102.9%
(cost $3,566,923)		3,704,015

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 103.9% (cost $3,604,624)		3,741,716
Option Written*~ (3.9)%
(premiums received $110,789)		(139,744)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,493,835)		3,601,972
Liabilities in excess of other assets(z) (0.0)%		(1,379)

Net Assets 100.0%		$3,600,593

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02		58		6	$3,615,628
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82		58		6	88,387
Total Options Purchased (cost $3,566,923)								$3,704,015
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$646.48		58		6	$(139,744)
(premiums received $110,789)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1